WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 88.4%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	60,050,240	$70,776,924
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	12,848,100	15,853,019
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	12,068,100	15,781,123
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	25,217,600	36,292,747
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	7,264,546	11,162,169
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	30,016,769	46,760,528
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	10,549,272	13,315,067
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	50,839,870	72,574,298
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	2,750,750	3,514,739
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	95,353,300	97,059,329
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	17,286,654	17,823,533
U.S. Treasury Notes, Inflation Indexed	0.625%	4/15/23	5,215,600	5,458,614
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	6,869,772	7,577,766
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/26	2,161,860	2,346,559
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	6,445,184	7,131,572

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $371,756,632)				423,427,987

CORPORATE BONDS & NOTES - 5.0%
ENERGY - 2.9%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	31,000	33,722

Oil, Gas & Consumable Fuels - 2.9%
Apache Corp., Senior Notes	2.625%	1/15/23	288,000	282,240
Apache Corp., Senior Notes	4.750%	4/15/43	530,000	472,694
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	2,100,000	2,354,770
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,500,000	2,803,566
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	190,000	191,309
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	1,390,000	1,519,092
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	760,000	810,940
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	500,000	552,468
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	880,000	991,786
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	390,000	353,859
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	440,000	345,893
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	830,000	637,274
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	800,000	806,348

See Notes to Schedule of Investments.

Western Asset Inflation Indexed Plus Bond Fund 2020 Quarterly Report	1

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	880,000		$1,140,583
Western Midstream Operating LP, Senior Notes	4.100%	2/1/25	410,000		391,177

Total Oil, Gas & Consumable Fuels					13,653,999

TOTAL ENERGY					13,687,721

MATERIALS - 2.1%
Metals & Mining - 1.9%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	230,000		242,794	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	980,000		1,082,589	(a)
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	490,000		619,850
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	440,000		477,307	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	500,000		546,751	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	980,000		1,071,385	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	2,380,000		3,006,135
Teck Resources Ltd., Senior Notes	3.750%	2/1/23	430,000		441,047
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	790,000		935,162
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	820,000		890,636

Total Metals & Mining					9,313,656

Paper & Forest Products - 0.2%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	850,000		949,722	(b)

TOTAL MATERIALS					10,263,378

TOTAL CORPORATE BONDS & NOTES (Cost - $22,176,290)					23,951,099

SOVEREIGN BONDS - 2.0%
Brazil - 0.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	1,120,000	BRL	221,570
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	488,000	BRL	98,893

Total Brazil					320,463

Indonesia - 0.5%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	210,000		230,082
Indonesia Government International Bond, Senior Notes	4.750%	2/11/29	1,900,000		2,258,039

Total Indonesia					2,488,121

Kuwait - 0.3%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,240,000		1,398,100	(b)

Panama - 0.3%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	1,400,000		1,525,139

See Notes to Schedule of Investments.

2	Western Asset Inflation Indexed Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Peru - 0.5%
Peruvian Government International Bond, Senior
Notes	2.783%	1/23/31	2,230,000		$2,416,762

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	9/30/29	1,200,000		1,284,682	(a)

TOTAL SOVEREIGN BONDS (Cost - $8,963,982)					9,433,267

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.4%
Brazil - 0.7%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/30	16,467,174	BRL	3,537,041

Canada - 0.7%
Canada Government Real Return Bond	0.500%	12/1/50	3,694,810	CAD	3,385,168

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $7,550,152)					6,922,209

COLLATERALIZED MORTGAGE OBLIGATIONS(C) - 1.4%
CSMC Trust, 2019-AFC1 A3, Step Bond	2.877%	7/25/49	1,425,048		1,443,009	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015- DNA2 M3 (1 mo. USD LIBOR + 3.900%)	4.048%	12/25/27	934,426		943,523	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017- DNA3 M2 (1 mo. USD LIBOR + 2.500%)	2.648%	3/25/30	1,960,000		1,986,511	(d)
Residential Mortgage Loan Trust, 2020-2 A1	1.654%	5/25/60	2,190,539		2,209,567	(a)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $6,550,570)					6,582,610

ASSET-BACKED SECURITIES - 0.4%
Bear Stearns Asset Backed Securities Trust, 2003- ABF1, A (1 mo. USD LIBOR + 0.740%)	0.888%	1/25/34	15,737		14,720	(d)
JPMorgan Mortgage Acquisition Corp., 2005- OPT2 M2 (1 mo. USD LIBOR + 0.450%)	0.598%	12/25/35	1,907,883		1,909,732	(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,912,108)					1,924,452

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $418,909,734)					472,241,624

			SHARES
SHORT-TERM INVESTMENTS - 0.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $2,685,705)	0.020%		2,685,705		2,685,705	(e)

TOTAL INVESTMENTS - 99.2% (Cost - $421,595,439)					474,927,329
Other Assets in Excess of Liabilities - 0.8%					3,952,281

TOTAL NET ASSETS - 100.0%					$478,879,610

See Notes to Schedule of Investments.

Western Asset Inflation Indexed Plus Bond Fund 2020 Quarterly Report	3

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2020, the total market value of investments in Affiliated Companies was $2,685,705 and the cost was $2,685,705 (Note 2).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CAD	— Canadian Dollar
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

At September 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	235	12/20	$41,754,783	$41,426,094	$328,689

At September 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	2,945,963	CAD	4,032,172	BNP Paribas SA	10/16/20	$(82,355)
USD	33,724	EUR	30,000	BNP Paribas SA	10/16/20	(1,462)
USD	33,771	EUR	30,000	BNP Paribas SA	10/16/20	(1,414)
USD	45,146	EUR	40,000	BNP Paribas SA	10/16/20	(1,767)
USD	56,463	EUR	50,000	BNP Paribas SA	10/16/20	(2,179)

Total						$(89,177)

See Notes to Schedule of Investments.

4	Western Asset Inflation Indexed Plus Bond Fund 2020 Quarterly Report

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Inflation Indexed Plus Bond Fund 2020 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation Indexed Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland Statutory Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$423,427,987	—	$423,427,987
Corporate Bonds & Notes	—	23,951,099	—	23,951,099
Sovereign Bonds	—	9,433,267	—	9,433,267
Non-U.S. Treasury Inflation Protected Securities	—	6,922,209	—	6,922,209
Collateralized Mortgage Obligations	—	6,582,610	—	6,582,610
Asset-Backed Securities	—	1,924,452	—	1,924,452

Total Long-Term Investments	—	472,241,624	—	472,241,624

Short-Term Investments†	$2,685,705	—	—	2,685,705

Total Investments	$2,685,705	$472,241,624	—	$474,927,329

Other Financial Instruments:
Futures Contracts	$328,689	—	—	$328,689

Total	$3,014,394	$472,241,624	—	$475,256,018

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$89,177	—	$89,177

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2020. The following transactions were effected in such company for the period ended September 30, 2020.

8

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,602,433	$79,453,632	79,453,632	$79,370,360	79,370,360

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2020
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$10,433	—	$2,685,705

9